Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Current income tax expense
U.S. federal						$ 21.7	$ 11.7
U.S. state and local						4.9	1.7
Foreign						0.4	0.4
Total current						27.0	13.8
Deferred income tax (benefit) expense
U.S. federal	$ (3.2)					(6.8)	0.4
U.S. state and local	(0.2)					(0.7)	0.3
Foreign	(0.1)						(0.1)
Total deferred	(3.5)			$ 0.0	$ (5.8)	(7.5)	0.6
Income tax expense (benefit)	$ (3.5)	$ 10.7	$ 7.4	$ 25.4	$ 22.2	$ 19.5	$ 14.4
Predecessor
Current income tax expense
U.S. state and local								$ 1.6
Foreign								0.2
Total current								1.8
Deferred income tax (benefit) expense
U.S. federal								20.2
U.S. state and local								1.9
Total deferred								22.1
Income tax expense (benefit)								$ 23.9